Class I | NICHOLAS LTD EDITION INC
SUMMARY – NICHOLAS LIMITED EDITION, INC.
Investment Objective
The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I NICHOLAS LTD EDITION INC CLASS I
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	15
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I NICHOLAS LTD EDITION INC CLASS I
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Class I NICHOLAS LTD EDITION INC CLASS I	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of the portfolio.

Principal Investment Strategies
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as “small,” between $2 billion and $10 billion as “medium,” and greater than $10 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Principal Risks of Investing
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small- to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies.
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.

Performance
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 18.51% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.19% (for the quarter ended December 31, 2008).

This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Class I NICHOLAS LTD EDITION INC	One Year	Five Year	Ten Year
CLASS I	1.33%	5.69%	6.28%
CLASS I Return After Taxes on Distributions	0.48%	4.96%	5.67%
CLASS I Return After Taxes on Distributions and Sale of Fund Shares	2.01%	4.80%	5.40%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Morningstar Small-Cap Growth Category (reflects no deduction for taxes)	(3.55%)	1.31%	4.38%

Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.

Class N | NICHOLAS LTD EDITION INC
SUMMARY – NICHOLAS LIMITED EDITION, INC.
Investment Objective
The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class N NICHOLAS LTD EDITION INC CLASS N
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	15
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class N NICHOLAS LTD EDITION INC CLASS N
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Class N NICHOLAS LTD EDITION INC CLASS N	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of the portfolio.

Principal Investment Strategies
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as “small,” between $2 billion and $10 billion as “medium,” and greater than $10 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Principal Risks of Investing
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.

Performance
Class N shares of the Fund were first offered for sale on February 28, 2005; therefore, the performance information shown for periods prior to February 28, 2005 represents the performance for the original share class of the Fund, the Class I shares. Nicholas Limited Edition – Class I shares were first offered for sale on May 18, 1987.
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 18.40% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.25% (for the quarter ended December 31, 2008).

This next table shows how the average annual total returns for the Fund’s Class I shares linked to Class N shares for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Class N NICHOLAS LTD EDITION INC	One Year	Five Year	Ten Year
CLASS N	0.98%	5.40%	6.06%
Return After Taxes on Distributions CLASS N	0.12%	4.67%	5.45%
Return After Taxes on Distributions and Sale of Fund Shares CLASS N	1.80%	4.55%	5.21%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Morningstar Small-Cap Growth Category (reflects no deduction for taxes)	(3.55%)	1.31%	4.38%

Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NICHOLAS LTD EDITION INC
Central Index Key	dei_EntityCentralIndexKey	0000809802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Class I | NICHOLAS LTD EDITION INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS LIMITED EDITION, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.64%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as “small,” between $2 billion and $10 billion as “medium,” and greater than $10 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small- to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies.
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 18.51% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.19% (for the quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Class I | NICHOLAS LTD EDITION INC | CLASS I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Exchange Fee	rr_ExchangeFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example:	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	91
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	493
Ten Years	rr_ExpenseExampleYear10	1,096
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(23.51%)
Annual Return 2003	rr_AnnualReturn2003	39.55%
Annual Return 2004	rr_AnnualReturn2004	13.94%
Annual Return 2005	rr_AnnualReturn2005	7.78%
Annual Return 2006	rr_AnnualReturn2006	6.38%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(30.26%)
Annual Return 2009	rr_AnnualReturn2009	27.50%
Annual Return 2010	rr_AnnualReturn2010	31.62%
Annual Return 2011	rr_AnnualReturn2011	1.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.19%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.33%
Five Year	rr_AverageAnnualReturnYear05	5.69%
Ten Year	rr_AverageAnnualReturnYear10	6.28%
Class I | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions | CLASS I
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.48%
Five Year	rr_AverageAnnualReturnYear05	4.96%
Ten Year	rr_AverageAnnualReturnYear10	5.67%
Class I | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.01%
Five Year	rr_AverageAnnualReturnYear05	4.80%
Ten Year	rr_AverageAnnualReturnYear10	5.40%
Class I | NICHOLAS LTD EDITION INC | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Year	rr_AverageAnnualReturnYear05	2.09%
Ten Year	rr_AverageAnnualReturnYear10	4.48%
Class I | NICHOLAS LTD EDITION INC | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Year	rr_AverageAnnualReturnYear05	0.15%
Ten Year	rr_AverageAnnualReturnYear10	5.62%
Class I | NICHOLAS LTD EDITION INC | Morningstar Small-Cap Growth Category (reflects no deduction for taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.55%)
Five Year	rr_AverageAnnualReturnYear05	1.31%
Ten Year	rr_AverageAnnualReturnYear10	4.38%
Class N | NICHOLAS LTD EDITION INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS LIMITED EDITION, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.64%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as “small,” between $2 billion and $10 billion as “medium,” and greater than $10 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Class N shares of the Fund were first offered for sale on February 28, 2005; therefore, the performance information shown for periods prior to February 28, 2005 represents the performance for the original share class of the Fund, the Class I shares. Nicholas Limited Edition – Class I shares were first offered for sale on May 18, 1987.
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Nicholas Limited Edition, Inc. – Class N linked to Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 18.40% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.25% (for the quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
This next table shows how the average annual total returns for the Fund’s Class I shares linked to Class N shares for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Class N | NICHOLAS LTD EDITION INC | CLASS N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Exchange Fee	rr_ExchangeFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example:	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	126
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	681
Ten Years	rr_ExpenseExampleYear10	1,500
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(23.51%)
Annual Return 2003	rr_AnnualReturn2003	39.55%
Annual Return 2004	rr_AnnualReturn2004	13.94%
Annual Return 2005	rr_AnnualReturn2005	7.42%
Annual Return 2006	rr_AnnualReturn2006	6.03%
Annual Return 2007	rr_AnnualReturn2007	10.74%
Annual Return 2008	rr_AnnualReturn2008	(30.41%)
Annual Return 2009	rr_AnnualReturn2009	27.29%
Annual Return 2010	rr_AnnualReturn2010	31.28%
Annual Return 2011	rr_AnnualReturn2011	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.25%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.98%
Five Year	rr_AverageAnnualReturnYear05	5.40%
Ten Year	rr_AverageAnnualReturnYear10	6.06%
Class N | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions | CLASS N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.12%
Five Year	rr_AverageAnnualReturnYear05	4.67%
Ten Year	rr_AverageAnnualReturnYear10	5.45%
Class N | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions and Sale of Fund Shares | CLASS N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.80%
Five Year	rr_AverageAnnualReturnYear05	4.55%
Ten Year	rr_AverageAnnualReturnYear10	5.21%
Class N | NICHOLAS LTD EDITION INC | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Year	rr_AverageAnnualReturnYear05	2.09%
Ten Year	rr_AverageAnnualReturnYear10	4.48%
Class N | NICHOLAS LTD EDITION INC | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Year	rr_AverageAnnualReturnYear05	0.15%
Ten Year	rr_AverageAnnualReturnYear10	5.62%
Class N | NICHOLAS LTD EDITION INC | Morningstar Small-Cap Growth Category (reflects no deduction for taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.55%)
Five Year	rr_AverageAnnualReturnYear05	1.31%
Ten Year	rr_AverageAnnualReturnYear10	4.38%